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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2002
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Check here if Amendment [ ]; Amendment Number:
                                               ---------------
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
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Address:  2 Newbury Street
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          Boston, MA  02116
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Form 13F File Number:  28-01363
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Albright
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Title:    Principal
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Phone:    617-236-4200
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Signature, Place and Date of Signing:

/s/ Richard Albright         Boston, MA                        August 13, 2002
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[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None



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Page 1 of 3             FORM 13F                    Name of Reporting Manager: Account Management, LLC
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                                                                                   Item 6:                             Item 8:
                                                 Item 4:     Item 5:        Investment Discretion      Item 7:    Voting Authority
                         Item 2:     Item 3:      Fair      Shares or             (b) Shared-   (c)   Managers         Shares
   Item 1:              Title of     CUSIP       Market     Principal      (a)    As Defined  Shared-   See      (a)     (b)    (c)
 Name of Issuer          Class       Number      Value        Amount       Sole   in Instr.V  Other   Instr.V    Sole   Shared  None
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
Maxim Integrated
  Products             Common Stock  57772K101  110,285,951   2,877,275  2,877,275                             2,877,275
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Corporate Executive
  Board                Common Stock  21988R102   15,943,375     465,500    465,500                               465,500
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IDT Corporation        Common Stock  448947101    2,231,748     131,900    131,900                               131,900
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IDT Corporation
  Class B              Common Stock  448947309   18,553,640   1,152,400  1,152,400                             1,152,400
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Supertex Inc.          Common Stock  868532102   16,761,025     951,250    951,250                               951,250
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Costar Group           Common Stock  22160N109    5,937,276     289,200    289,200                               289,200
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Lionbridge Technology  Common Stock  536252109    2,389,600   1,194,800  1,194,800                             1,194,800
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Net2Phone, Inc.        Common Stock  64108N106    8,039,129   1,882,700  1,882,700                             1,882,700
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Miller Industries      Common Stock  600551105    4,251,271   1,139,751  1,139,751                             1,139,751
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INT Media Group Inc.   Common Stock  44979N104      268,290     135,500    135,500                               135,500
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       COLUMN TOTALS                            184,661,305  10,220,276
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Page 2 of 3             FORM 13F                  Name of Reporting Manager: Account Management, LLC
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                                                                                   Item 6:                            Item 8:
                                                 Item 4:     Item 5:        Investment Discretion      Item 7:    Voting Authority
                         Item 2:     Item 3:      Fair      Shares or             (b) Shared-   (c)   Managers        Shares
   Item 1:              Title of     CUSIP       Market     Principal      (a)    As Defined  Shared-   See      (a)     (b)    (c)
 Name of Issuer          Class       Number      Value        Amount       Sole   in Instr.V  Other   Instr.V    Sole   Shared  None
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
Credit Acceptance
  Corporation          Common Stock  225310101   12,328,656     980,800    980,880                               980,800
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Integral Systems,
  Inc.                 Common Stock  45810H107      283,660      13,000     13,000                                13,000
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CyberSource
  Corporation          Common Stock  23251J106    1,113,693     480,040    480,040                               480,040
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Bright Horizons
  Family Solutions     Common Stock  109195107    5,165,160     156,000    156,000                               156,000
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Federal National
  Mortgage             Common Stock  313586109    1,106,250      15,000     15,000                                15,000
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Sun Hydraulics         Common Stock  866942105    1,805,440     224,000    224,000                               224,000
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Hewlett Packard        Common Stock  428236103      183,360      12,000     12,000                                12,000
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AITell                 Common Stock  020039103      373,556       7,948      7,948                                 7,948
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Glaxo Wellcome         Common Stock  37733W105      301,980       7,000      7,000                                 7,000
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Exxon                  Common Stock  302290101      196,416       4,800      4,800                                 4,800
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       COLUMN TOTALS                             22,858,171   1,900,588
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Page 3 of 3             FORM 13F                  Name of Reporting Manager: Account Management, LLC
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                                                                                   Item 6:                            Item 8:
                                                 Item 4:     Item 5:        Investment Discretion      Item 7:    Voting Authority
                         Item 2:     Item 3:      Fair      Shares or             (b) Shared-   (c)   Managers        Shares
   Item 1:              Title of     CUSIP       Market     Principal      (a)    As Defined  Shared-   See      (a)     (b)    (c)
 Name of Issuer          Class       Number      Value        Amount       Sole   in Instr.V  Other   Instr.V    Sole   Shared  None
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
Cabot Corporation      Common Stock  127055101      372,450      13,000     13,000                                13,000
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Aradigm Corporation    Common Stock  038505103      294,300      67,500     67,500                                67,500
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Chevron Corporation    Common Stock  166751107      212,400       2,400      2,400                                 2,400
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Pepsico                Common Stock  713344108      433,800       9,000      9,000                                 9,000
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Invacare Corporation   Common Stock  461203101      477,300      12,900     12,900                                12,900
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Johnson and Johnson    Common Stock  478160104    2,536,909      48,544     48,544                                48,544
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Schlumberger           Common Stock  806857108      399,900       8,600      8,600                                 8,600
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Dean Foods, Inc.       Common Stock  242370104    1,809,050      48,500     48,500                                48,500
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Adtran Inc.            Common Stock  00738A106      285,000      15,000     15,000                                15,000
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       COLUMN TOTALS                              6,821,109     225,444
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